Additional information-Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Condensed statement of profit or loss
Profit before income tax	£ 27,476	£ 25,833	[1]	£ 56,588	[1]
Income Tax expense	(8,595)	(63,462)	[1]	(17,379)	[1]
Profit/(loss) for the year	18,881	(37,629)	[1]	39,209	[1]
Parent
Condensed statement of profit or loss
Operating expenses	(3,455)	(3,423)		(2,013)
Income from shares in group undertakings	23,326	21,982		23,295
Profit before income tax	19,871	18,559		21,282
Profit/(loss) for the year	£ 19,871	£ 18,559		£ 21,282

[1]	Comparative amounts have been restated—see note 33 for further details.